UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-10123

The North Country Funds

(Exact name of registrant as specified in charter)

250 Glen Street, Glens Falls, NY

12801

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 150 Motor Parkway, Suite 205, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2600

Date of fiscal year end:

11/30

Date of reporting period:2/28/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS
February 28, 2005 (Unaudited)

		Market			Market
Shares		Value	Shares		Value

COMMON STOCKS- 97.43%
Aerospace / Defense- 1.13%			Consulting- 1.26%
17,000	Lockheed Martin Corp.	$ 1,006,740	44,000	Accenture Ltd.	$ 1,124,200
			Consumer Products- 4.51%
Banks- 5.22%			33,000	Avon Products, Inc.	1,411,410
22,000	Bank of America Corp.	1,026,300	27,000	Estee Lauder
14,500	Citigroup, Inc.	691,940		Companies, Inc.- Cl A	1,187,460
32,800	Fifth Third Bancorp	1,468,456	26,500	Procter & Gamble Co.	1,406,885
24,500	Wells Fargo & Co.	1,454,810			4,005,755
		4,641,506	Distribution & Wholesale- 1.35%
Beverages- 2.57%			20,500	Fastenal Co.	1,198,430
12,000	Anheuser-Busch
	Companies, Inc.	569,400	Diversified Financial Services- 5.03%
31,800	Pepsico, Inc.	1,712,748	40,000	American Express Co.	2,166,000
		2,282,148	17,500	Goldman Sachs Group, Inc.	1,904,000
Business Services- 3.04%			5,000	Legg Mason, Inc.	403,200
30,000	First Data Corp.	1,230,600			4,473,200
46,000	Paychex, Inc.	1,468,780	E-Commerce- 0.58%
		2,699,380	12,000	eBay, Inc.*	514,080
Chemicals- 1.70%
12,000	Du Pont (EI)		Educational Services- 0.50%
	de Nemours & Co.	639,600	6,000	Apollo Group, Inc.- Cl A*	441,840
27,500	Ecolab, Inc.	872,025
		1,511,625	Electric Utilities- 1.76%
Computer/Network Products- 4.77%			15,000	Dominion Resources, Inc.	1,080,450
67,000	Cisco Systems, Inc.*	1,167,140	15,000	Southern Co.	481,800
49,000	Dell, Inc.*	1,964,410			1,562,250
12,000	International Business		Finance- 0.46%
	Machines Corp.	1,110,960	16,000	MBNA Corp.	405,920
		4,242,510
Conglomerates- 6.77%			Food- 0.49%
23,000	Dover Corp.	889,410	8,300	General Mills, Inc.	434,671
44,000	General Electric Co.	1,548,800
19,500	ITT Industries, Inc.	1,715,025
18,700	United Technologies Corp.	1,867,756
		6,020,991

EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
February 28, 2005 (Unaudited)

		Market			Market
Shares		Value	Shares		Value

Furniture & Fixtures- 1.67%			Multimedia- 2.21%
44,000	Masco Corp.	$ 1,483,680	11,900	Gannett Co., Inc.	$ 937,125
			29,500	Viacom, Inc.- Cl B	1,029,550
Human Resources- 0.69%					1,966,675
21,000	Robert Half		Oil & Gas Producers- 4.39%
	International, Inc.	612,570	29,000	EnCana Corp.	1,939,810
			31,000	Exxon Mobil Corp.	1,962,610
Industrial Gases- 1.21%					3,902,420
24,000	Praxair, Inc	1,075,920	Oil & Gas Services- 4.12%
			31,000	Apache Corp.	1,949,280
Insurance- 6.35%			30,000	Noble Corp.*	1,712,100
24,500	American International				3,661,380
	Group, Inc.	1,636,600	Retail- 11.41%
31,500	Hartford Financial		20,000	Best Buy Co., Inc.	1,080,400
	Services Group, Inc.	2,266,425	18,000	Lowe's Companies, Inc.	1,058,040
36,000	Radian Group, Inc.	1,739,880	45,000	Staples, Inc.	1,418,400
		5,642,905	43,500	Sysco Corp.	1,497,270
Investment Services- 1.81%			19,500	Target Corp.	990,990
27,500	Merrill Lynch & Co., Inc.	1,610,950	38,000	Tiffany & Co.	1,145,700
			39,500	Walgreen Co.	1,691,785
Medical- Drugs- 8.42%			24,500	Wal-Mart Stores, Inc.	1,264,445
29,500	Abbott Laboratories	1,356,705			10,147,030
23,000	Amgen, Inc.*	1,417,030	Scientific & Technical
11,000	Eli Lilly & Co.	616,000	Instruments- 1.55%
17,000	Forest Labs, Inc.*	725,900	25,400	Danaher Corp.	1,375,918
20,000	Johnson & Johnson	1,312,000
29,500	Pfizer, Inc.	775,555	Semiconductors- 2.51%
42,500	Teva Pharmaceutical		102,000	Flextronics
	Industries Ltd- ADR	1,279,675		International Ltd.*	1,361,700
		7,482,865	21,500	Intel Corp.	515,570
Medical Equipment & Supplies- 3.92%			9,000	Linear Technology Corp.	351,540
25,000	Dentsply International, Inc.	1,374,250			2,228,810
20,000	Guidant Corp.	1,467,800	Software & Programming- 2.26%
7,500	Zimmer Holdings, Inc.*	644,250	50,000	Microsoft Corp.	1,259,000
		3,486,300	34,000	Symantec Corp.*	748,340
Motorcycles- 1.31%					2,007,340
18,800	Harley-Davidson, Inc.	1,163,344

EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
February 28, 2005 (Unaudited)

		Market			Market
Shares		Value	Shares		Value

Telecommunications- 2.46%			TOTAL INVESTMENTS
45,000	Nokia Corp.- ADR	$ 726,300	(Cost $77,416,255)	99.90%	$ 88,789,555
25,000	SBC Communications, Inc.	601,250	Other assets
32,500	Vodafone Group Plc- ADR	854,425	less liabilities	0.10%	88,376
		2,181,975
TOTAL COMMON STOCKS			TOTAL NET ASSETS	100.00%	$ 88,877,931
(Cost $75,222,028)		86,595,328
			* Non-income producing security
MONEY MARKET FUNDS- 2.47%			ADR - American Depository Receipt
1,111,477	BlackRock Provident
	Institutional Temp Fund	1,111,477
1,082,750	Milestone Treasury
	Obligation Portfolio-
	Institutional Class	1,082,750
TOTAL MONEY MARKET FUNDS
(Cost $2,194,227)		2,194,227

At February 28, 2005, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
	Aggregate gross unrealized appreciation for all investments
	for which there was an excess of value over cost				$ 13,947,945
	Aggregate gross unrealized depreciation for all investments
	for which there was an excess of cost over value				(2,574,645)
	Net unrealized appreciation				$ 11,373,300

The aggregate cost of securities for federal income tax purposes at February 28, 2005 is the same as for book purposes.

INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2005 (Unaudited)

Principal		Market	Principal		Market
Amount		Value	Amount		Value

CORPORATE BONDS- 58.57%			Computers- 1.76%
Aerospace/Defense- 0.35%			$1,000,000	International Business
$ 200,000	McDonnell Douglas Corp.,			Machines Corp.,
	6.875%, due 11/1/06	$ 208,979		5.375%, due 2/1/09	$ 1,042,489

Banks- 10.85%			Diversified Financial Services- 9.91%
1,000,000	Bank of America Corp.,		500,000	American General Finance,
	4.375%, due 12/1/10	996,739		4.00%, due 3/15/11	479,042
800,000	Chase Manhattan Corp.,		500,000	Caterpillar Financial Services,
	6.00%, due 2/15/09	840,957		5.60%, due 3/15/06	507,720
2,500,000	Fifth Third Bank			CIT Group, Inc.,
	4.2%, due 2/23/10	2,474,875	500,000	3.25%, due 12/15/07	487,343
	J.P. Morgan Chase & Co.,		1,000,000	4.125%, due 11/3/09	982,743
275,000	6.50%, due 1/15/09	295,725	490,000	Commercial Credit Co.,
1,000,000	3.50%, due 3/15/09	967,057		7.75%, due 3/1/05	490,000
350,000	Nationsbank Corp.,			Ford Motor Credit Corp.
	6.60%, due 5/15/10	381,648	300,000	3.35%, due 6/20/06	295,863
500,000	Wells Fargo & Co.,		300,000	4.15%, due 6/20/07	296,427
	3.125%, due 4/1/09	478,508	1,000,000	General Motors
		6,435,509		Acceptance Corp.,
Beverages- 0.94%				4.50%, due 7/15/06	998,545
	Pepsico, Inc.,			Household Finance Corp.,
300,000	3.20%, due 5/15/07	295,506	100,000	2.90%, due 11/15/06	97,676
250,000	5.70%, due 11/1/08	263,012	500,000	7.875%, due 3/1/07	536,484
		558,518	500,000	3.90%, due 10/15/08	486,817
Building Materials- 0.89%			200,000	6.375%, due 10/15/11	218,194
500,000	Vulcan Materials,				5,876,854
	6.00%, due 4/1/09	524,929	Electric Utilities- 4.11%
Business Services- 2.90%			500,000	Alabama Power Co.,
	First Data Corp.,			3.125%, due 5/1/08	483,377
250,000	3.375%, due 8/1/08	243,507	500,000	Jersey Central
1,500,000	3.90% due 10/1/09	1,474,032		Power & Lighting,
		1,717,539		6.85%, due 11/27/06	522,269
Chemicals- 0.83%			115,000	Kansas Energy, Inc.,
500,000	Du Pont (EI) de			6.65%, due 3/1/05	115,000
	Nemours & Co.
	4.125%, due 4/30/10	494,449

INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
February 28, 2005 (Unaudited)

Principal		Market	Principal		Market
Amount		Value	Amount		Value

Electric Utilities- 4.11% (continued)			Investment Services- 11.66% (continued)
	National Rural Utilities,		$ 500,000	Morgan Stanley,
$ 500,000	3.25%, due 10/1/07	$ 488,510		3.875%, due 1/15/09	$ 491,323
500,000	6.20%, due 2/1/08	527,126			6,913,604
300,000	Virginia Electric & Power,
	4.50%, due 12/15/10	297,947	Multimedia- 1.74%
		2,434,229	1,000,000	Gannet Co., Inc.,
				5.50%, due 4/1/07	1,030,247
Foods- 4.39%
250,000	General Mills, Inc.,		Pharmaceuticals- 0.82%
	2.625%, due 10/24/06	244,614	500,000	Eli Lilly & Co.,
	Kellogg Co.,			2.90%, due 3/15/08	483,714
175,000	4.875%, due 10/15/05	176,341
2,000,000	2.875%, due 6/1/08	1,921,712	Recreational Activities- 0.89%
250,000	Kraft Foods, Inc.,		500,000	Carnival Corp.,
	5.25%, due 6/1/07	256,139		6.15%, due 4/15/08	526,939
		2,598,806
			Restaurants- 0.70%
Insurance- 0.17%			400,000	McDonald's Corp.,
100,000	John Hancock Life Insurance,			5.95%, due 1/15/08	417,321
	3.35%, due 11/15/07	98,000
			Retail- 1.22%
Investment Services- 11.66%			195,000	CVS Corp.,
	Bear Stearns Co., Inc.,			5.625%, due 3/15/06	198,523
500,000	7.80%, due 8/15/07	542,112	500,000	Target Corp.,
800,000	2.875%, due 7/2/08	765,330		5.40%, due 10/1/08	521,657
300,000	3.90%, due 11/15/08	290,988			720,180
500,000	3.25%, due 3/25/09	478,405	Telecommunications- 4.44%
300,000	4.50%, due 10/28/10	299,015	565,000	Ameritech Capital
	Goldman Sachs Group, Inc.,			Funding Corp.,
1,300,000	3.875%, due 1/15/09	1,280,315		6.15%, due 1/15/08	593,681
300,000	6.65%, due 5/15/09	325,593	500,000	Bellsouth Corp.,
	Lehman Brothers Holdings, Inc.,			4.2%, due 9/15/09	494,811
1,000,000	3.60%, due 3/13/09	970,755	500,000	GTE Northwest, Inc.,
1,000,000	3.95%, due 11/10/09	976,290		5.55%, due 10/15/08	511,537
	Merrill Lynch & Co., Inc.,		500,000	GTE South, Inc.,
166,000	6.25%, due 10/15/08	175,983		6.00%, due 2/15/08	520,503
300,000	6.00%, due 2/17/09	317,495

INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
February 28, 2005 (Unaudited)

Principal		Market	Principal		Market
Amount		Value	Amount		Value

Telecommunications- 4.44% (continued)			Government Agencies- 35.68% (continued)
$ 500,000	Southwestern Bell			Federal Home Loan Bank,
	Telephone Co,		$ 750,000	2.75%, due 11/15/06	$ 738,700
	6.60%, due 11/15/05	$ 510,314	1,000,000	3.75%, due 5/25/07	997,461
		2,630,846	500,000	3.175%, due 11/6/07	490,999
			2,000,000	3.8%, due 12/20/07	1,990,822
TOTAL CORPORATE BONDS			550,000	5.315%, due 12/23/08	574,296
(Cost $34,634,323)		34,713,152	800,000	4.00%, due 5/15/09	795,082
			1,000,000	3.75%, due 8/18/09	981,486
TAXABLE MUNICIPAL BONDS- 2.46%			1,000,000	3.50%, due 11/3/09	970,995
500,000	Illinois State Taxable Pension		500,000	4.125%, due 8/13/10	495,173
	General Obligation,			Federal Home Loan
	2.80%, due 6/1/09	471,725		Mortgage Corp.,
250,000	Kansas State Development		2,000,000	4.375%, due 7/30/09	1,982,952
	Authority Revenue Bond		1,000,000	4.00%, due 9/22/09	981,669
	Public Employee Retirement		2,000,000	5.00%, due 7/15/14	2,053,162
	Systems, FSA,			Federal National Mortgage
	4.40%, due 9/1/09	249,797		Association,
250,000	New Jersey State Turnpike		1,000,000	2.30%, due 3/28/06	987,623
	Authority Revenue		1,000,000	2.625%, due 11/15/06	982,911
	Bond Series B, MBIA,		500,000	2.72%, due 4/19/07	488,773
	3.14%, due 1/1/09	239,685	1,000,000	3.55%, due 1/17/08	988,448
500,000	New York State		500,000	3.60%, due 3/3/09	489,384
	Environmental Clean Water		1,000,000	3.125%, due 3/16/09	959,835
	Taxable Revenue Bond,		1,000,000	4.02%, due 4/20/09	993,193
	3.66%, due 7/15/08	493,745	1,000,000	4.625%, due 10/15/14	997,254
					21,143,621
TOTAL TAXABLE			Mortgage Backed Securities- 0.42%
MUNICIPAL BONDS				Federal Home Loan Bank,
(Cost $1,509,443)		1,454,952	165,443	5.00%, due 8/1/07	168,509
			35,896	6.50%, due 11/1/08	37,423
U.S. GOVERNMENT & AGENCY			35,958	Federal National Mortgage
OBLIGATIONS- 36.19%				Association,
Government Agencies- 35.68%				6.50%, due 11/1/08	37,439
	Federal Farm Credit Bank,		4,287	Government National
1,000,000	4.55%, due 11/10/14	990,760		Mortgage Association,
200,000	6.52%, due 9/24/07	212,643		11.00%, due 11/15/05	4,767
					248,138

INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
February 28, 2005 (Unaudited)

Principal		Market	Principal		Market
Amount		Value	Amount		Value

U.S. Treasury Notes- 0.09%			TOTAL INVESTMENTS
$ 50,000	6.50%, due 10/15/06	$ 52,344	(Cost $58,976,490)	99.20%	$ 58,786,848
			Other assets
TOTAL U.S. GOVERNMENT &			less liabilities	0.80%	471,718
AGENCY OBLIGATIONS
(Cost $21,658,083)		21,444,103	TOTAL NET ASSETS	100.00%	$ 59,258,566

MONEY MARKET FUNDS- 1.98%			FSA- Financial Security Assurance.
Shares			MBIA- Municipal Bond Insurance Association.
597,784	BlackRock Provident
	Institutional Temp Fund	597,784
576,857	Milestone Treasury
	Obligation Portfolio-
	Institutional Class	576,857

TOTAL MONEY MARKET FUNDS
(Cost $1,174,641)		1,174,641

At February 28, 2005, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
	Aggregate gross unrealized appreciation for all investments
	for which there was an excess of value over cost				$ 553,345
	Aggregate gross unrealized depreciation for all investments
	for which there was an excess of cost over value				(742,987)
	Net unrealized appreciation				$ (189,642)

The aggregate cost of securities for federal income tax purposes at February 28, 2005 is the same as for book purposes.

Security Valuation- Securities which are traded on a national securities exchange are valued at the last quoted sale price. NASDAQ traded securities are valued using the NASDAQ official closing price (NOCP). Investments for which no sales are reported are valued at its last bid price. Any securities or other assets for which market quotations are not readily available, or securities for which the last bid price does not accurately reflect the current value, are valued at fair value as determined by the Trust's Fair Value Committee (the "Committee") in accordance with the
Trust's "Portfolio Securities Valuation Procedures (the "Procedures"). Pursuant to the Procedures, the Committee will consider, among other things, the following factors to determine a security's fair value:
(i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available;
and (iii) possible valuation methodologies that could be used to determine the fair value of the security. There were no securities or other assets valued at fair value by the Trust as of February 28, 2005.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by an independent pricing service which uses prices based upon yields or prices of comparable securities, indications as to values from dealers, and general market conditions, when the adviser believes such prices accurately reflect the fair market value of the security. The ability of issuers of debt securities held by the
Funds to meet their obligations may be affected by economic or political developments in a specific country or region.

Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined represents fair value.

Item 2. Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The North Country Funds

By (Signature and Title)

       /s/ Michael J. Wagner, President

Date 4/26/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

        /s/ Michael J. Wagner, President

Date 4/26/05

By (Signature and Title)

      /s/ Andrew Rogers, Treasurer

Date 4/26/05